Equity (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity Details Narrative
Common stock par value	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000
Option granted to acquire common stock	3,000,000
Intrinsic value of options exercised	$ 0	$ 0